Folgers Merger (Details Textual) (USD $)	12 Months Ended					12 Months Ended
	Apr. 30, 2011	Apr. 30, 2009	Apr. 30, 2009 Folgers coffee company [Member]	Apr. 30, 2011 Folgers coffee company [Member]	Nov. 06, 2008 Folgers coffee company [Member]	Apr. 30, 2011 Folgers coffee company [Member] Customer and Contractual Relationships [Member]	Apr. 30, 2011 Folgers coffee company [Member] Developed Technology Rights [Member]
Folgers Merger (Textuals) [Abstract]
Weighted-average useful life of the finite-lived intangible assets [In years]	19					20	14
Common shares issued/received			63,200,000
Common shares value		$ 3,366,353,000	$ 3,366,400,000
Approximate aggregate purchase price					3,735,800,000
Folgers goodwill assigned to the U.S. Retail Coffee Market and Special Markets segments					1,643,636,000
Goodwill not deductible for tax				$ 1,634,300,000